Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	₩ 282,704	₩ 244,796	₩ 93,078
Interest expense recognized as operating expense	268,225	296,874	302,464
Profit and loss from foreign currency transaction	24,596	17,175	79,653
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	21,018	21,021	15,561
Interest expense recognized as operating expense	548	21	0
Profit and loss from foreign currency transaction	17,006	20,422	11,409
Operating expenses from foreign currency translation	₩ 5	₩ 0	₩ 3